Organization and Nature of Business (Details) - USD ($)										12 Months Ended
	Aug. 31, 2023	Aug. 17, 2023	Apr. 20, 2023	Sep. 20, 2022	Sep. 13, 2022	Dec. 06, 2021	Oct. 31, 2021	Oct. 20, 2021	Aug. 31, 2021	Dec. 31, 2023	Dec. 31, 2022	Dec. 29, 2023	Oct. 18, 2021
Organizationand Nature of Business [Line Items]
Reverse stock split description		On August 17, 2023, the Company effectuated a 1 for 40 reverse stock split (the “2023 Reverse Split”)			On September 13, 2022, the Company effectuated a 1 for 50 reverse stock split (the “2022 Reverse Split”)					On September 13, 2022, the Company effectuated a 1 for 50 reverse stock split (the “2022 Reverse Split”).
Common stock, issued (in Shares)									2,292	332,876
Purchase price per share										$ 6.0625		$ 5,400,000
Gross proceeds from issue of common stock (in Dollars)										$ 11,054,883	$ 17,233,307
Warrants issued to purchase of shares (in Shares)									2,292	115
Warrant exercise price				$ 240		$ 2,300			$ 5,060	$ 6,000
Warrant exercise price repriced									3,000
Common stock, shares issued (in Shares)										1,318,969	107,698		1,417
Public price per share													$ 3,000
Net of underwriting discounts (in Dollars)							$ 3,910,000
Proceeds from public offering (in Dollars)				$ 17,200,000		$ 16,000,000
Units issued (in Shares)						4,123
Prefunded warrants shares (in Shares)						4,164
Prefunded warrants exercise price				$ 0.04		$ 0.04
Purchase of equity shares (in Shares)				52,725
Warrants to purchase shares (in Shares)				83,333
Purchase of common stock shares (in Shares)			39,634
Proceeds from Issuance of private placement (in Dollars)	$ 9,000,000									$ 5,500,000
Payments of outstanding obligation (in Dollars)	3,100,000
Repayment of debt (in Dollars)	$ 400,000
Private Placement [Member]
Organizationand Nature of Business [Line Items]
Common stock, issued (in Shares)												2,474,228
Purchase price per share												$ 4.85
Property management fees, description										(i) pre-funded warrants (the “August Pre-Funded Warrants”) to purchase up to 1,000,000 shares of the Company’s common stock at an exercise price of $0.001 per share, and (ii) warrants (the “Common Warrants”) to purchase up to 1,000,000 shares of the Company’s Common Stock at an exercise price of $10.00 per share.
Exercise price [Member]
Organizationand Nature of Business [Line Items]
Purchase price per share												0.001
Common Stock [Member]
Organizationand Nature of Business [Line Items]
Purchase price per share										$ 0.0001		$ 0.001
Common Stock [Member]
Organizationand Nature of Business [Line Items]
Purchase price per share			$ 48.76						$ 4,800
Gross proceeds from issue of common stock (in Dollars)								$ 4,250,000	$ 11,000,000	$ 1,900,000
Warrants issued to purchase of shares (in Shares)									2,378
Warrant exercise price									$ 61
Common stock, shares issued (in Shares)				30,608
Warrant [Member]
Organizationand Nature of Business [Line Items]
Common stock, issued (in Shares)												1,237,114
Purchase price per share												$ 4.85
Warrants issued to purchase of shares (in Shares)			2
Warrant exercise price	$ 12.5		$ 34.4							$ 6.06
Warrant [Member] | Common Stock [Member]
Organizationand Nature of Business [Line Items]
Warrants issued to purchase of shares (in Shares)			2,379
Warrant exercise price			$ 61